Revenue - By type (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Revenue by type of service
Revenue		¥ 996,347	$ 137,300	¥ 941,168	¥ 868,687
Customer management services
Revenue by type of service
Revenue	[1]	424,877		386,571	355,144
Membership fees and value added services
Revenue by type of service
Revenue		46,613		41,956	40,078
Logistics services
Revenue by type of service
Revenue		123,379		114,073	89,214
Cloud services
Revenue by type of service
Revenue		84,517		76,459	76,648
Sales of goods
Revenue by type of service
Revenue		274,276		283,273	271,016
Other revenue
Revenue by type of service
Revenue	[2]	¥ 42,685		¥ 38,836	¥ 36,587

[1]	Customer management services mainly include CPC, CPM, time-based and CPS marketing and software services.
[2]	Other revenue includes revenue from self-developed online games, other value-added services provided through various platforms and businesses.